VESSELS UNDER CAPITAL LEASES, NET - Summary of Outstanding Obligations Under Capital Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Vessels Under Capital Leases [Abstract]
2018	$ 5,944
2019	5,944
2020	1,791
Thereafter	0
Minimum lease payments	13,679
Less: imputed interest	(1,005)
Present value of obligations under capital leases	$ 12,674